Loan from Others (Details) € in Thousands, $ in Thousands		1 Months Ended							6 Months Ended
	Jan. 02, 2023	Dec. 31, 2022 USD ($)	Jan. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 23, 2020	Apr. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 19, 2017 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Feb. 26, 2023 USD ($)	Aug. 15, 2022 USD ($)	Aug. 15, 2022 EUR (€)	Aug. 09, 2022 USD ($)	Aug. 09, 2022 EUR (€)	Apr. 22, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 19, 2017 EUR (€)
Loan from Others (Details) [Line Items]
Loan from bank							$ 23,599											€ 20,000
Long term maturities 2023									$ 20,462
Long term maturities 2024									$ 4,092
Annual interest rate percentage	7.00%
Loan paid													$ 900	€ 880
Capital raises percentage									10.00%	10.00%
Principal amount									$ 25,596		€ 24,000
Finance income		$ 7,168
Finance expenses									$ 4,321
European Investment bank [Member]
Loan from Others (Details) [Line Items]
Loan from bank								$ 22,422											€ 20,000
Percentage of development and marketing								50.00%
Sales revenues, percentage							3.00%	3.00%	3.00%	3.00%
Repayment term					5 years			10 years
Repayment description								realizing a cash-on-cash multiple of 2.8 times its financing.
Rate of return interest percentage							20.00%											20.00%
Re-evaluated loan				$ 29,443
Revaluation income				$ 6,162
Future equity financing			$ 2,000
Outstanding loan amount															$ 24,554	€ 24,000
Loan paid												$ 725
Sales exceed									$ 5,332	€ 5,000
Debt description									a total of 2.8 times the original approximately	a total of 2.8 times the original approximately
Interest expense related		$ 87
Outstanding principal amount									$ 26,065
IRR [Member]
Loan from Others (Details) [Line Items]
Debt instrument percentage									20.00%	20.00%
Prepayment percentage									20.00%	20.00%
2017 Financing Agreement [Member] | European Investment bank [Member]
Loan from Others (Details) [Line Items]
Loan from bank						$ 27,013											€ 24,000
Sales revenues, percentage						3.00%
Repayment term						12 years
Repayment description						realizing a cash-on-cash multiple of 2.8 times its financing.
Additional loan						$ 4,502											€ 4,000
Two Tranches [Member]
Loan from Others (Details) [Line Items]
Loan from bank							$ 7,080											€ 6,000
Third Tranche [Member]
Loan from Others (Details) [Line Items]
Loan from bank							$ 9,439											€ 8,000